UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2023
Massachusetts Investors
Growth Stock Fund
MIG-SEM

Massachusetts Investors
Growth Stock Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	12.5%
Alphabet, Inc., “A”	7.2%
Apple, Inc.	6.0%
Accenture PLC, “A”	4.1%
Visa, Inc., “A”	3.9%
Church & Dwight Co., Inc.	2.5%
Adobe Systems, Inc.	2.5%
Aon PLC	2.4%
Amphenol Corp., “A”	2.3%
ICON PLC	2.0%
GICS equity sectors (g)
Information Technology	35.4%
Financials	12.9%
Health Care	12.5%
Communication Services	10.8%
Industrials	8.0%
Consumer Discretionary	7.8%
Consumer Staples	7.4%
Real Estate	1.6%
Materials	1.5%
Utilities	1.3%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of May 31, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
December 1, 2022 through May 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2022 through May 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/22	Ending Account Value 5/31/23	Expenses Paid During Period (p) 12/01/22-5/31/23
A	Actual	0.71%	$1,000.00	$1,043.01	$3.62
	Hypothetical (h)	0.71%	$1,000.00	$1,021.39	$3.58
B	Actual	1.46%	$1,000.00	$1,039.22	$7.42
	Hypothetical (h)	1.46%	$1,000.00	$1,017.65	$7.34
C	Actual	1.46%	$1,000.00	$1,038.87	$7.42
	Hypothetical (h)	1.46%	$1,000.00	$1,017.65	$7.34
I	Actual	0.46%	$1,000.00	$1,043.99	$2.34
	Hypothetical (h)	0.46%	$1,000.00	$1,022.64	$2.32
R1	Actual	1.46%	$1,000.00	$1,038.96	$7.42
	Hypothetical (h)	1.46%	$1,000.00	$1,017.65	$7.34
R2	Actual	0.96%	$1,000.00	$1,041.46	$4.89
	Hypothetical (h)	0.96%	$1,000.00	$1,020.14	$4.84
R3	Actual	0.71%	$1,000.00	$1,043.08	$3.62
	Hypothetical (h)	0.71%	$1,000.00	$1,021.39	$3.58
R4	Actual	0.46%	$1,000.00	$1,044.08	$2.34
	Hypothetical (h)	0.46%	$1,000.00	$1,022.64	$2.32
R6	Actual	0.37%	$1,000.00	$1,044.50	$1.89
	Hypothetical (h)	0.37%	$1,000.00	$1,023.09	$1.87
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Apparel Manufacturers – 2.5%
LVMH Moet Hennessy Louis Vuitton SE	123,760	$107,668,441
NIKE, Inc., “B”	1,540,207	162,122,189
		$269,790,630
Automotive – 1.5%
Aptiv PLC (a)	1,772,044	$156,081,636
Broadcasting – 0.6%
Walt Disney Co. (a)	732,886	$64,464,653
Brokerage & Asset Managers – 0.9%
Charles Schwab Corp.	1,938,947	$102,163,117
Business Services – 7.3%
Accenture PLC, “A”	1,423,221	$435,391,768
Equifax, Inc.	613,384	127,964,170
Fiserv, Inc. (a)	1,297,605	145,578,305
Verisk Analytics, Inc., “A”	326,452	71,528,898
		$780,463,141
Computer Software – 16.3%
Adobe Systems, Inc. (a)	627,584	$262,198,320
Black Knight, Inc. (a)	2,375,512	137,257,083
Microsoft Corp.	4,073,488	1,337,692,724
		$1,737,148,127
Computer Software - Systems – 5.9%
Apple, Inc.	3,589,751	$636,283,365
Construction – 2.7%
Otis Worldwide Corp.	1,614,844	$128,396,246
Sherwin-Williams Co.	696,766	158,709,360
		$287,105,606
Consumer Products – 4.4%
Church & Dwight Co., Inc.	2,924,780	$270,395,911
Colgate-Palmolive Co.	906,687	67,439,379
Estee Lauder Cos., Inc., “A”	705,249	129,786,974
		$467,622,264

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 6.1%
Amphenol Corp., “A”	3,257,307	$245,763,813
Fortive Corp.	2,661,347	173,280,303
Schneider Electric SE	492,950	85,012,346
TE Connectivity Ltd.	1,172,168	143,567,137
		$647,623,599
Electronics – 3.8%
Analog Devices, Inc.	1,023,440	$181,855,054
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,394,879	137,521,121
Texas Instruments, Inc.	480,072	83,474,919
		$402,851,094
Financial Institutions – 0.5%
Brookfield Asset Management Ltd.	1,631,519	$49,877,008
Food & Beverages – 3.0%
McCormick & Co., Inc.	2,146,016	$183,977,952
PepsiCo, Inc.	765,484	139,586,007
		$323,563,959
Health Maintenance Organizations – 0.5%
Cigna Group	234,475	$58,011,460
Insurance – 3.6%
Aon PLC	827,610	$255,143,887
Marsh & McLennan Cos., Inc.	747,979	129,535,003
		$384,678,890
Internet – 10.1%
Alphabet, Inc., “A” (a)	6,255,385	$768,599,155
Gartner, Inc. (a)	530,673	181,946,545
Tencent Holdings Ltd.	3,272,900	129,821,752
		$1,080,367,452
Leisure & Toys – 1.8%
Electronic Arts, Inc.	1,470,951	$188,281,728
Machinery & Tools – 1.2%
Eaton Corp. PLC	706,606	$124,291,995
Medical & Health Technology & Services – 2.0%
ICON PLC (a)	981,040	$208,990,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 10.0%
Abbott Laboratories	914,709	$93,300,318
Agilent Technologies, Inc.	1,199,933	138,796,250
Becton, Dickinson and Co.	621,934	150,358,764
Boston Scientific Corp. (a)	3,824,105	196,864,925
Danaher Corp.	507,512	116,534,906
STERIS PLC	942,088	188,389,337
Stryker Corp.	160,176	44,141,302
Thermo Fisher Scientific, Inc.	266,381	135,444,083
		$1,063,829,885
Other Banks & Diversified Financials – 6.5%
Mastercard, Inc., “A”	352,586	$128,700,942
Moody's Corp.	460,916	146,055,062
Visa, Inc., “A”	1,901,911	420,379,388
		$695,135,392
Railroad & Shipping – 1.3%
Canadian Pacific Kansas City Ltd.	1,860,821	$141,794,560
Restaurants – 1.0%
Starbucks Corp.	1,084,819	$105,921,727
Specialty Stores – 2.8%
Ross Stores, Inc.	1,702,883	$176,452,736
TJX Cos., Inc.	1,665,777	127,915,016
		$304,367,752
Telecommunications - Wireless – 1.6%
American Tower Corp., REIT	912,152	$168,237,315
Utilities - Electric Power – 1.3%
Xcel Energy, Inc.	2,203,623	$143,874,546
Total Common Stocks (Identified Cost, $6,063,711,108)		$10,592,821,852
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.88% (v) (Identified Cost, $74,684,409)	74,684,526	$74,677,057

Other Assets, Less Liabilities – 0.1%		14,936,815
Net Assets – 100.0%		$10,682,435,724

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $74,677,057 and $10,592,821,852, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $6,063,711,108)	$10,592,821,852
Investments in affiliated issuers, at value (identified cost, $74,684,409)	74,677,057
Receivables for
Fund shares sold	15,955,387
Dividends	11,347,966
Other assets	68,612
Total assets	$10,694,870,874
Liabilities
Payables for
Fund shares reacquired	$9,903,698
Payable to affiliates
Investment adviser	194,397
Administrative services fee	3,390
Shareholder servicing costs	2,009,950
Distribution and service fees	75,913
Payable for independent Trustees' compensation	2,477
Accrued expenses and other liabilities	245,325
Total liabilities	$12,435,150
Net assets	$10,682,435,724
Net assets consist of
Paid-in capital	$6,042,108,786
Total distributable earnings (loss)	4,640,326,938
Net assets	$10,682,435,724
Shares of beneficial interest outstanding	291,322,231

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,417,073,641	122,270,920	$36.13
Class B	16,304,881	571,960	28.51
Class C	51,152,330	1,812,392	28.22
Class I	1,654,193,407	43,956,109	37.63
Class R1	25,208,432	912,386	27.63
Class R2	85,148,244	2,458,558	34.63
Class R3	780,991,612	21,958,277	35.57
Class R4	613,221,322	16,790,802	36.52
Class R6	3,039,141,855	80,590,827	37.71

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $38.33 [100 / 94.25 x $36.13]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$54,695,548
Non-cash dividends	6,211,674
Dividends from affiliated issuers	2,226,276
Other	106
Foreign taxes withheld	(580,076)
Total investment income	$62,553,528
Expenses
Management fee	$16,815,959
Distribution and service fees	6,976,577
Shareholder servicing costs	4,369,308
Administrative services fee	315,567
Independent Trustees' compensation	61,472
Custodian fee	168,000
Shareholder communications	162,499
Audit and tax fees	40,072
Legal fees	22,837
Miscellaneous	214,255
Total expenses	$29,146,546
Fees paid indirectly	(465)
Reduction of expenses by distributor	(18,370)
Net expenses	$29,127,711
Net investment income (loss)	$33,425,817
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$161,567,180
Affiliated issuers	20,596
Foreign currency	10,987
Net realized gain (loss)	$161,598,763
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$253,867,935
Affiliated issuers	(13,337)
Translation of assets and liabilities in foreign currencies	21,718
Net unrealized gain (loss)	$253,876,316
Net realized and unrealized gain (loss)	$415,475,079
Change in net assets from operations	$448,900,896
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22
Change in net assets
From operations
Net investment income (loss)	$33,425,817	$44,254,288
Net realized gain (loss)	161,598,763	330,909,876
Net unrealized gain (loss)	253,876,316	(1,448,758,228)
Change in net assets from operations	$448,900,896	$(1,073,594,064)
Total distributions to shareholders	$(404,444,258)	$(981,661,411)
Change in net assets from fund share transactions	$641,374,603	$811,254,190
Total change in net assets	$685,831,241	$(1,244,001,285)
Net assets
At beginning of period	9,996,604,483	11,240,605,768
At end of period	$10,682,435,724	$9,996,604,483
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$36.07	$43.82	$38.83	$34.13	$30.34	$29.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.12	$0.09	$0.13	$0.19	$0.22
Net realized and unrealized gain (loss)	1.39	(4.04)	8.38	6.92	6.41	2.77
Total from investment operations	$1.48	$(3.92)	$8.47	$7.05	$6.60	$2.99
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.08)	$(0.06)	$(0.09)	$(0.27)	$(0.25)
From net realized gain	(1.28)	(3.75)	(3.42)	(2.26)	(2.54)	(1.66)
Total distributions declared to shareholders	$(1.42)	$(3.83)	$(3.48)	$(2.35)	$(2.81)	$(1.91)
Net asset value, end of period (x)	$36.13	$36.07	$43.82	$38.83	$34.13	$30.34
Total return (%) (r)(s)(t)(x)	4.30(n)	(10.03)	23.43	21.97	24.88	10.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.71	0.70	0.71	0.72	0.72
Expenses after expense reductions (f)	0.71(a)	0.71	0.70	0.70	0.70	0.70
Net investment income (loss)	0.52(a)	0.32	0.21	0.38	0.62	0.75
Portfolio turnover	10(n)	20	17	39	23	18
Net assets at end of period (000 omitted)	$4,417,074	$4,348,372	$5,146,629	$4,577,864	$4,439,886	$3,820,208
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$28.72	$35.82	$32.52	$29.07	$26.24	$25.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.13)	$(0.18)	$(0.10)	$(0.04)	$(0.00)(w)
Net realized and unrealized gain (loss)	1.10	(3.22)	6.90	5.81	5.47	2.41
Total from investment operations	$1.07	$(3.35)	$6.72	$5.71	$5.43	$2.41
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.06)	$(0.05)
From net realized gain	(1.28)	(3.75)	(3.42)	(2.26)	(2.54)	(1.66)
Total distributions declared to shareholders	$(1.28)	$(3.75)	$(3.42)	$(2.26)	$(2.60)	$(1.71)
Net asset value, end of period (x)	$28.51	$28.72	$35.82	$32.52	$29.07	$26.24
Total return (%) (r)(s)(t)(x)	3.92(n)	(10.71)	22.48	21.07	23.93	9.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46(a)	1.46	1.45	1.46	1.47	1.47
Expenses after expense reductions (f)	1.46(a)	1.46	1.45	1.45	1.46	1.46
Net investment income (loss)	(0.23)(a)	(0.44)	(0.54)	(0.37)	(0.14)	(0.02)
Portfolio turnover	10(n)	20	17	39	23	18
Net assets at end of period (000 omitted)	$16,305	$19,508	$30,943	$37,539	$45,867	$49,446
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$28.45	$35.52	$32.27	$28.86	$26.01	$25.34
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.13)	$(0.18)	$(0.11)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss)	1.08	(3.19)	6.85	5.78	5.43	2.40
Total from investment operations	$1.05	$(3.32)	$6.67	$5.67	$5.39	$2.39
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.06)
From net realized gain	(1.28)	(3.75)	(3.42)	(2.26)	(2.54)	(1.66)
Total distributions declared to shareholders	$(1.28)	$(3.75)	$(3.42)	$(2.26)	$(2.54)	$(1.72)
Net asset value, end of period (x)	$28.22	$28.45	$35.52	$32.27	$28.86	$26.01
Total return (%) (r)(s)(t)(x)	3.89(n)	(10.71)	22.50	21.08	23.90	9.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46(a)	1.46	1.45	1.46	1.47	1.47
Expenses after expense reductions (f)	N/A	1.46	1.45	1.46	1.47	1.47
Net investment income (loss)	(0.23)(a)	(0.44)	(0.54)	(0.38)	(0.15)	(0.04)
Portfolio turnover	10(n)	20	17	39	23	18
Net assets at end of period (000 omitted)	$51,152	$53,969	$72,795	$83,412	$88,997	$87,033
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$37.57	$45.48	$40.17	$35.22	$31.23	$30.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.22	$0.19	$0.21	$0.27	$0.30
Net realized and unrealized gain (loss)	1.44	(4.21)	8.69	7.16	6.60	2.85
Total from investment operations	$1.58	$(3.99)	$8.88	$7.37	$6.87	$3.15
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.17)	$(0.15)	$(0.16)	$(0.34)	$(0.29)
From net realized gain	(1.28)	(3.75)	(3.42)	(2.26)	(2.54)	(1.66)
Total distributions declared to shareholders	$(1.52)	$(3.92)	$(3.57)	$(2.42)	$(2.88)	$(1.95)
Net asset value, end of period (x)	$37.63	$37.57	$45.48	$40.17	$35.22	$31.23
Total return (%) (r)(s)(t)(x)	4.40(n)	(9.81)	23.75	22.27	25.13	11.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46(a)	0.46	0.45	0.46	0.47	0.47
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.77(a)	0.57	0.46	0.61	0.85	0.98
Portfolio turnover	10(n)	20	17	39	23	18
Net assets at end of period (000 omitted)	$1,654,193	$1,392,387	$1,295,848	$1,081,555	$448,834	$321,629
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$27.88	$34.88	$31.74	$28.43	$25.75	$25.11
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.13)	$(0.18)	$(0.11)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss)	1.06	(3.12)	6.74	5.68	5.34	2.38
Total from investment operations	$1.03	$(3.25)	$6.56	$5.57	$5.30	$2.37
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.08)	$(0.07)
From net realized gain	(1.28)	(3.75)	(3.42)	(2.26)	(2.54)	(1.66)
Total distributions declared to shareholders	$(1.28)	$(3.75)	$(3.42)	$(2.26)	$(2.62)	$(1.73)
Net asset value, end of period (x)	$27.63	$27.88	$34.88	$31.74	$28.43	$25.75
Total return (%) (r)(s)(t)(x)	3.90(n)	(10.71)	22.53	21.04	23.89	9.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46(a)	1.46	1.45	1.46	1.47	1.47
Expenses after expense reductions (f)	N/A	N/A	1.45	1.46	1.47	1.47
Net investment income (loss)	(0.23)(a)	(0.44)	(0.54)	(0.39)	(0.15)	(0.02)
Portfolio turnover	10(n)	20	17	39	23	18
Net assets at end of period (000 omitted)	$25,208	$26,186	$34,847	$31,338	$31,740	$29,906
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$34.60	$42.21	$37.56	$33.08	$29.44	$28.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.02	$(0.02)	$0.04	$0.10	$0.13
Net realized and unrealized gain (loss)	1.33	(3.88)	8.09	6.70	6.23	2.70
Total from investment operations	$1.37	$(3.86)	$8.07	$6.74	$6.33	$2.83
Less distributions declared to shareholders
From net investment income	$(0.06)	$—	$—	$—	$(0.15)	$(0.17)
From net realized gain	(1.28)	(3.75)	(3.42)	(2.26)	(2.54)	(1.66)
Total distributions declared to shareholders	$(1.34)	$(3.75)	$(3.42)	$(2.26)	$(2.69)	$(1.83)
Net asset value, end of period (x)	$34.63	$34.60	$42.21	$37.56	$33.08	$29.44
Total return (%) (r)(s)(t)(x)	4.15(n)	(10.26)	23.11	21.66	24.53	10.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.96	0.95	0.96	0.97	0.97
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	0.97	0.97
Net investment income (loss)	0.27(a)	0.06	(0.04)	0.12	0.35	0.46
Portfolio turnover	10(n)	20	17	39	23	18
Net assets at end of period (000 omitted)	$85,148	$86,456	$99,936	$98,154	$108,772	$116,603
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$35.53	$43.23	$38.35	$33.72	$30.01	$28.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.12	$0.08	$0.12	$0.18	$0.21
Net realized and unrealized gain (loss)	1.37	(3.99)	8.27	6.85	6.33	2.75
Total from investment operations	$1.46	$(3.87)	$8.35	$6.97	$6.51	$2.96
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.08)	$(0.05)	$(0.08)	$(0.26)	$(0.25)
From net realized gain	(1.28)	(3.75)	(3.42)	(2.26)	(2.54)	(1.66)
Total distributions declared to shareholders	$(1.42)	$(3.83)	$(3.47)	$(2.34)	$(2.80)	$(1.91)
Net asset value, end of period (x)	$35.57	$35.53	$43.23	$38.35	$33.72	$30.01
Total return (%) (r)(s)(t)(x)	4.31(n)	(10.05)	23.43	22.00	24.83	10.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.71	0.70	0.71	0.72	0.72
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	0.72	0.72
Net investment income (loss)	0.52(a)	0.32	0.21	0.36	0.60	0.73
Portfolio turnover	10(n)	20	17	39	23	18
Net assets at end of period (000 omitted)	$780,992	$767,181	$666,801	$630,579	$605,466	$585,524
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$36.50	$44.29	$39.21	$34.43	$30.60	$29.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.21	$0.19	$0.21	$0.26	$0.29
Net realized and unrealized gain (loss)	1.40	(4.08)	8.46	6.99	6.45	2.79
Total from investment operations	$1.54	$(3.87)	$8.65	$7.20	$6.71	$3.08
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.17)	$(0.15)	$(0.16)	$(0.34)	$(0.31)
From net realized gain	(1.28)	(3.75)	(3.42)	(2.26)	(2.54)	(1.66)
Total distributions declared to shareholders	$(1.52)	$(3.92)	$(3.57)	$(2.42)	$(2.88)	$(1.97)
Net asset value, end of period (x)	$36.52	$36.50	$44.29	$39.21	$34.43	$30.60
Total return (%) (r)(s)(t)(x)	4.41(n)	(9.81)	23.73	22.29	25.12	11.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46(a)	0.46	0.45	0.46	0.47	0.47
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.77(a)	0.56	0.46	0.61	0.85	0.97
Portfolio turnover	10(n)	20	17	39	23	18
Net assets at end of period (000 omitted)	$613,221	$542,762	$926,069	$845,653	$775,528	$633,571
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$37.66	$45.57	$40.24	$35.27	$31.28	$30.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.25	$0.23	$0.24	$0.30	$0.32
Net realized and unrealized gain (loss)	1.44	(4.20)	8.70	7.18	6.60	2.86
Total from investment operations	$1.60	$(3.95)	$8.93	$7.42	$6.90	$3.18
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.21)	$(0.18)	$(0.19)	$(0.37)	$(0.34)
From net realized gain	(1.28)	(3.75)	(3.42)	(2.26)	(2.54)	(1.66)
Total distributions declared to shareholders	$(1.55)	$(3.96)	$(3.60)	$(2.45)	$(2.91)	$(2.00)
Net asset value, end of period (x)	$37.71	$37.66	$45.57	$40.24	$35.27	$31.28
Total return (%) (r)(s)(t)(x)	4.45(n)	(9.72)	23.85	22.40	25.23	11.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.37(a)	0.37	0.36	0.37	0.37	0.38
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.86(a)	0.66	0.55	0.70	0.95	1.07
Portfolio turnover	10(n)	20	17	39	23	18
Net assets at end of period (000 omitted)	$3,039,142	$2,759,785	$2,902,199	$2,285,191	$1,685,286	$1,163,525

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60

Notes to Financial Statements (unaudited) - continued
days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$10,592,821,852	$—	$—	$10,592,821,852
Mutual Funds	74,677,057	—	—	74,677,057
Total	$10,667,498,909	$—	$—	$10,667,498,909
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when

Notes to Financial Statements (unaudited) - continued
filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/22
Ordinary income (including any short-term capital gains)	$117,818,676
Long-term capital gains	863,842,735
Total distributions	$981,661,411
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/23
Cost of investments	$6,150,497,259
Gross appreciation	4,655,961,268
Gross depreciation	(138,959,618)
Net unrealized appreciation (depreciation)	$4,517,001,650
As of 11/30/22
Undistributed ordinary income	43,919,508
Undistributed long-term capital gain	288,852,731
Other temporary differences	(48,991)
Net unrealized appreciation (depreciation)	4,263,147,052
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared

Notes to Financial Statements (unaudited) - continued
separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 5/31/23	Year ended 11/30/22
Class A	$171,644,615	$448,398,919
Class B	865,420	3,216,341
Class C	2,425,700	7,675,117
Class I	56,609,088	111,684,586
Class R1	1,188,713	3,734,920
Class R2	3,357,718	8,886,299
Class R3	30,673,601	58,976,828
Class R4	22,412,616	81,401,929
Class R6	115,266,787	251,875,230
Class 529A	—	5,042,699
Class 529B	—	73,670
Class 529C	—	694,873
Total	$404,444,258	$981,661,411
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $145,890 for the six months ended May 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 5,357,529
Class B	0.75%	0.25%	1.00%	1.00%	87,688
Class C	0.75%	0.25%	1.00%	1.00%	256,464
Class R1	0.75%	0.25%	1.00%	1.00%	124,286
Class R2	0.25%	0.25%	0.50%	0.50%	210,902
Class R3	—	0.25%	0.25%	0.25%	939,708
Total Distribution and Service Fees					$6,976,577
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended May 31, 2023, this rebate amounted to $18,369 and $1 for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2023, were as follows:
Amount
Class A	$13,861
Class B	2,325
Class C	9,729
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended May 31, 2023, the fee was $748,545, which equated to 0.0147% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,620,763.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2023 was equivalent to an annual effective rate of 0.0062% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,886 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,477 at May 31, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended May 31, 2023, the fund engaged in purchase transactions pursuant to this policy, which amounted to $2,578,685.
(4) Portfolio Securities
For the six months ended May 31, 2023, purchases and sales of investments, other than short-term obligations, aggregated $1,295,080,342 and $1,008,171,361, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 5/31/23		Year ended 11/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,706,185	$163,092,680	8,020,434	$296,311,599
Class B	3,932	107,523	8,007	232,543
Class C	201,023	5,428,884	288,555	8,179,222
Class I	9,986,286	359,730,141	13,151,473	491,490,620
Class R1	63,561	1,692,561	167,327	4,878,950
Class R2	206,296	6,862,593	716,373	25,937,872
Class R3	1,727,670	59,501,584	10,412,452	417,981,560
Class R4	3,392,685	119,611,407	2,889,844	110,908,860
Class R6	16,544,474	600,130,378	20,655,441	773,146,975
Class 529A	—	—	268,782	10,281,303
Class 529B	—	—	29	951
Class 529C	—	—	4,338	134,567
	36,832,112	$1,316,157,751	56,583,055	$2,139,485,022
Shares issued to shareholders in reinvestment of distributions
Class A	4,508,155	$155,711,669	9,857,780	$406,083,266
Class B	31,304	856,172	95,500	3,157,658
Class C	85,785	2,323,051	228,635	7,485,731
Class I	1,418,816	50,992,250	2,357,824	100,896,031
Class R1	44,840	1,188,713	116,386	3,734,920
Class R2	100,277	3,324,192	221,830	8,787,289
Class R3	901,900	30,673,601	1,452,683	58,917,739
Class R4	346,327	12,079,885	1,350,525	56,210,131
Class R6	2,925,187	105,306,704	5,304,045	227,341,794
Class 529A	—	—	120,627	4,868,506
Class 529B	—	—	2,267	72,723
Class 529C	—	—	20,625	643,084
	10,362,591	$362,456,237	21,128,727	$878,198,872

Notes to Financial Statements (unaudited) - continued
	Six months ended 5/31/23		Year ended 11/30/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(7,497,044)	$(260,183,183)	(14,765,900)	$(549,863,983)
Class B	(142,430)	(3,906,850)	(288,097)	(8,481,694)
Class C	(371,370)	(10,018,032)	(669,601)	(19,347,704)
Class I	(4,513,898)	(164,282,434)	(6,938,648)	(262,676,788)
Class R1	(135,302)	(3,580,718)	(343,523)	(9,894,699)
Class R2	(346,776)	(11,533,537)	(806,938)	(29,514,428)
Class R3	(2,261,216)	(77,211,202)	(5,700,567)	(208,245,939)
Class R4	(1,819,395)	(64,143,417)	(10,277,175)	(425,332,955)
Class R6	(12,168,270)	(442,380,012)	(16,352,148)	(627,332,198)
Class 529A	—	—	(1,726,479)	(58,794,513)
Class 529B	—	—	(21,754)	(656,618)
Class 529C	—	—	(214,959)	(6,288,185)
	(29,255,701)	$(1,037,239,385)	(58,105,789)	$(2,206,429,704)
Net change
Class A	1,717,296	$58,621,166	3,112,314	$152,530,882
Class B	(107,194)	(2,943,155)	(184,590)	(5,091,493)
Class C	(84,562)	(2,266,097)	(152,411)	(3,682,751)
Class I	6,891,204	246,439,957	8,570,649	329,709,863
Class R1	(26,901)	(699,444)	(59,810)	(1,280,829)
Class R2	(40,203)	(1,346,752)	131,265	5,210,733
Class R3	368,354	12,963,983	6,164,568	268,653,360
Class R4	1,919,617	67,547,875	(6,036,806)	(258,213,964)
Class R6	7,301,391	263,057,070	9,607,338	373,156,571
Class 529A	—	—	(1,337,070)	(43,644,704)
Class 529B	—	—	(19,458)	(582,944)
Class 529C	—	—	(189,996)	(5,510,534)
	17,939,002	$641,374,603	19,605,993	$811,254,190
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2023, the fund’s commitment fee and interest expense were $24,659 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$114,818,204	$662,474,735	$702,623,141	$20,596	$(13,337)	$74,677,057

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,226,276	$—

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: July 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: July 14, 2023

* Print name and title of each signing officer under his or her signature.